Shareholder Report, Average Annual Return (Details) 190367_AAM Low Duration Preferred and Income Securities ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	71 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
AAM Low Duration Preferred and Income Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Low Duration Preferred and Income Securities ETF NAV
Average Annual Return, Percent	(0.03%)	2.09%	1.92%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	0.86%
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index
Average Annual Return, Percent	7.05%	6.81%	6.17%